Leases: Right-of-use assets and lease obligations	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Leases: Right-of-use assets and lease obligations	Leases: Right-of-use assets and lease obligations

The Company’s lease obligations and right-of-use assets are presented below:

Right-of-use assets
$
Present value of leases
Balance as at July 1, 2022	23,230
Additions	41
Terminations	(1,089)
Balance at June 30, 2023	22,182
Additions	814
Terminations	(3,239)
Balance at June 30, 2024	19,757
Accumulated depreciation and repayments
Balance as at July 1, 2022	6,256
Depreciation expense	3,778
Terminations	(1,004)
Balance at June 30, 2023	9,030
Depreciation expense	2,870
Terminations	(2,307)
Balance at June 30, 2024	9,593
Net book value as at:
June 30, 2023	13,152
June 30, 2024	10,164

Lease Obligations
$
Present value of leases
Balance as at July 1, 2022	17,989
Additions	41
Adjustments due to lease modification	(36)
Repayments	(4,072)
Accretion expense	476
Terminations	(54)
Effects of movements on exchange rates	(13)
Balance at June 30, 2023	14,331
Additions	814
Repayments	(3,163)
Accretion expense	394
Terminations	(1,086)
Effects of movements on exchange rates	(6)
Balance at June 30, 2024	11,284
Lease Obligations - Current	2,722
Lease Obligations - Non-current	8,562
11,284
Includes the impact of recognition exemptions including those for short-term and low-dollar value leases; includes the impact of judgment applied with regard to renewal options in the lease terms in which the Company is a lessee.
(2)Right-of-use assets opening balance includes the impact of estimated restoration costs.

Amounts recognized in consolidated statements of loss and comprehensive loss	June 30	June 30
	2024	2023
	$	$
Depreciation charge on right-of-use assets	2,870	3,778
Interest expense on lease obligations	394	476
Income from sub-leasing right-of-use assets	(244)	(90)
Expenses relating to leases of low-value assets	1,050	99